Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

December 30, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust
(filing relates to Western Asset Liquid Reserves, Western Asset U.S. Treasury Reserves, Western Asset Government Reserves, Western Asset Tax Free Reserves, Western Asset California Tax Free Money Market Fund, Western Asset Connecticut Municipal Money Market Fund and Western Asset New York Tax Free Money Market Fund (the “Funds”))
(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 18, 2013 and became effective on December 27, 2013, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson